Financing Transactions, Line of Credit and Note Payable (Financing Transactions/Term Loan Facility) (Detail) (USD $)	1 Months Ended			3 Months Ended			12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	3 Months Ended										12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 24, 2012	May 16, 2012	Oct. 13, 2010	May 04, 2013	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Oct. 26, 2012 Term Loan Facility [Member]	Jul. 27, 2012 Term Loan Facility [Member]	May 16, 2012 Term Loan Facility [Member]	Feb. 02, 2013 Term Loan Facility [Member]	May 04, 2013 Term Loan Facility [Member]	Jan. 28, 2012 Term Loan Facility [Member]	May 31, 2013 Term Loan Facility [Member] Subsequent Event [Member]	Aug. 03, 2013 Term Loan Facility [Member] Subsequent Event [Member]	May 04, 2013 Term Loan Facility [Member] Secured Debt [Member]	Feb. 02, 2013 Term Loan Facility [Member] Secured Debt [Member]	May 04, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus [Member]	Feb. 02, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus [Member]	May 04, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus Margin [Member]	Feb. 02, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus Margin [Member]	May 04, 2013 Term Loan Facility [Member] LIBOR-Based Rate [Member]	Feb. 02, 2013 Term Loan Facility [Member] LIBOR-Based Rate [Member]	May 04, 2013 Term Loan Facility [Member] Libor Plus Margin [Member]	Feb. 02, 2013 Term Loan Facility [Member] Libor Plus Margin [Member]	Feb. 02, 2013 2012 Term Loans [Member]	May 04, 2013 2013 Term Loan [Member]	Feb. 02, 2013 2013 Term Loan [Member]	May 04, 2013 2014 Term Loan [Member]	Feb. 02, 2013 2014 Term Loan [Member]	May 04, 2013 After 2014 Term Loan [Member]	Feb. 02, 2013 After 2014 Term Loan [Member]
Debt Instrument [Line Items]
Borrowing under term loan facility												$ 100,000,000
Convertible preferred stock, dividends		99,500,000	196,700,000				99,451,000		192,417,000			99,500,000
Effective interest rate (percent)																				0.50%	0.50%	3.25%	3.25%	1.00%	1.00%	4.25%	4.25%
Interest rate (percent)													2.00%	2.00%				5.25%	5.25%
Cash and cash equivalents													10,000,000	10,000,000
Consolidated leverage ratio, maximum																												3.25	2.75	2.75
Consolidated leverage ratio, minimum																													2.50	2.50
Leverage ratio on credit facility																															2.00	2.00	1.75	1.75
Term loan facility subject to repayment											50,000,000		50,000,000
Repayment of Term Loan Facility	65,300,000				65,300,000		65,500,000	0	0	300,000	65,300,000
Interest expense	700,000						2,400,000				700,000							500,000
Term loan facility outstanding amount																		34,500,000	34,500,000
Debt, current													15,000,000
Deferred financing costs												2,700,000	800,000		38,000
Write off of deferred debt issuance cost											1,600,000		1,600,000				300,000
Amortization of deferred financing costs				78,000		7,000	455,000	28,000	28,000				455,000
Repayments of debt																$ 15,000,000